Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consist of the following:
	September 30, 2023	September 30, 2022

Office equipment	$331,114	$295,185
Leasehold improvements	394,147	450,709
Subtotal	725,261	745,894
Less: accumulated depreciation and amortization	(410,609)	(401,866)
Property and equipment, net	$314,652	$344,028